Note 1 - Description of Business and Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Cash, Uninsured Amount	$ 1,200,000	$ 0
Cash Equivalents, at Carrying Value, Total	0	0
Selling, General and Administrative Expenses [Member]
Shipping and Handling Costs	2,100,000	2,100,000	$ 1,900,000
Research and Development Expense	983,000	973,000	928,000
Advertising Expense	$ 191,000	$ 159,000	$ 81,000
Building [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	30 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	39 years
Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	15 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	15 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	15 years